Contingencies (Details)					6 Months Ended
	May 15, 2023 EUR (€)	May 12, 2023 EUR (€)	Apr. 29, 2023 EUR (€)	Oct. 20, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Oct. 20, 2022 USD ($)
Contingencies [Abstract]
Administrative and legal fees				€ 1,832,150.62
Loans and advances to customers (in Dollars) | $						$ 6,849,935.69
Employment agreement	€ 151,774		€ 420,659.95		€ 151,774
Alleged protected amount		€ 1,630,302.22